UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,					and Date of Signing
John M. Day			Raleigh, North Carolina		February 12, 2008

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  11
Form 13F Information Table Value Total: $146,211

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X$1000) PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE      SHARED  NONE

CVS Corp                            COM   126650100  $31,453 1,094,407 SH      SOLE                   1,094,407       0     0
Equifax Inc                         COM   294429105  $18,679   704,348 SH      SOLE                     704,348       0     0
General Mls Inc                     COM   370334104  $11,469   188,788 SH      SOLE                     188,788       0     0
HJ Heinz Co                         COM   423074103  $17,992   478,520 SH      SOLE                     478,520       0     0
Kraft Foods Inc-A                   CLA  50075N104    $9,965   371,144 SH      SOLE                     371,144       0     0
Lender Processing Svcs In           COM  52602E102   $10,354   351,576 SH      SOLE                     351,576       0     0
McCormick & Co-Non Vtg Sh   COM NON VTG   579780206   $4,853   152,333 SH      SOLE                     152,333       0     0
Petsmart Inc                        COM   716768106     $345    18,710 SH      SOLE                      18,710       0     0
Staples Inc                         COM   855030102  $13,690   763,925 SH      SOLE                     763,925       0     0
Sysco Corp                          COM   871829107  $16,952   738,950 SH      SOLE                     738,950       0     0
Visa Inc                        COM CLA  92826C839   $10,459   199,400 SH      SOLE                     199,400       0     0

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